NET (LOSS) PER ORDINARY SHARE (Details) - Schedule of Basic and Diluted Net Loss Per Share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic | ¥	¥ (140,190)		¥ (594,741)	¥ (234,908)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic | shares	235,466,660		233,216,045	213,635,470
Net (loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (0.6)	$ (0.08)	¥ (2.55)	¥ (1.1)